Share-Based Compensation - Restricted stock unit (Details) - Restricted Stock Units - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation
Number of awards outstanding		1,886,166	0
Number of awards vested		0
Granted (in dollars per share)	$ 6.82	$ 6.82
Share based compensation expense		$ 12,864